Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited, and reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the interim periods presented.

Our condensed consolidated balance sheets for the year ended December 31, 2019 was derived from audited consolidated financial statements, but does not include all disclosures required by U.S. generally accepted accounting principles (“U.S. GAAP”). The interim results presented herein are not necessarily indicative of the results of operations that may be expected for the full fiscal year ending December 31, 2020, or any other future period. Our condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements set forth under the heading “Revance Therapeutics, Inc. Consolidated Financial Statements”.

Our condensed consolidated financial statements include our accounts and those of our wholly-owned subsidiaries, and have been prepared in conformity with U.S. GAAP. We operate in one segment.

Our consolidated financial statements include our accounts and those of our wholly-owned subsidiaries, Revance Therapeutics Limited and Revance International Limited, and have been prepared in conformity with United States (“U.S.”) generally accepted accounting principles (“GAAP”).

Principles of Consolidation	Principles of Consolidation Our condensed consolidated financial statements include our accounts and our wholly-owned subsidiaries. All intercompany transactions have been eliminated.	All intercompany transactions have been eliminated.
Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Such estimates include, but are not limited to, revenue recognition, deferred revenue classification, accruals including clinical trial costs, stock-based compensation, fair value of derivative liability, fair value of the liability component of the convertible senior notes, allocation of purchase consideration of asset acquisitions, and accounting for income taxes. We base these estimates on historical and anticipated results, trends and various other assumptions that we believe are reasonable under the circumstances. The worldwide continued spread of COVID-19 has caused a global slowdown of economic activity which has decreased demand for a broad variety of goods and services, including from our potential customers, while also disrupting sales channels and marketing activities for an unknown period of time until the disease is contained. We are unable to predict the future effect resulting from the COVID-19 pandemic on, for instance, paused clinical trials and revised product launch timing. As of the date of issuance of these condensed consolidated financial statements, we are not aware of any specific event or circumstance that would require us to update our estimates, judgments or revise the carrying value of our assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and are recognized in the condensed consolidated financial statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to our condensed consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Such management estimates include revenue recognition, deferred revenue, accruals including clinical trial accruals, stock-based compensation, fair value of derivative liability, impairment of long-lived assets and the valuation of deferred tax assets. We base our estimates on historical experience and also on assumptions that we believe are reasonable; however, actual results could significantly differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The product candidates developed by us require approvals from the U.S. Food and Drug Administration (“FDA”) or foreign regulatory agencies prior to commercial sales. There can be no assurance that our current and future product candidates will meet desired efficacy and safety requirements to obtain the necessary approvals. If approval is denied or delayed, it may have a material adverse impact on our business and our consolidated financial statements.

We are subject to risks common to companies in the development stage including, but not limited to, dependency on the clinical and commercial success of our product candidates, ability to obtain regulatory approval of our product candidates, the need for substantial additional financing to achieve our goals, uncertainty of broad adoption of our approved products, if any, by physicians and consumers, significant competition and untested manufacturing capabilities.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject us to a concentration of credit risk consist of short-term investments. Under our investment policy, we limit our credit exposure by investing in highly liquid funds and debt obligations of the United States (U.S.) government and its agencies with high credit quality. Our cash, cash equivalents, and short-term investments are held in the U.S. Such deposits may, at times, exceed federally insured limits. We have not experienced any significant losses on our deposits of cash, cash equivalents, and short-term investments.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investment securities with remaining maturities at the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents may include deposit, money market funds, and debt securities.

Restricted Cash

Restricted Cash

As of December 31, 2019 and 2018, a deposit totaling $0.7 million was restricted from withdrawal. We have a deposit balance of $0.5 million that relates to securing our facility lease and will remain until the end of the lease. The remaining $0.2 million deposit balance relates to a letter of credit. These balances are included in restricted cash on the accompanying consolidated balance sheets and within the cash, cash equivalents, and restricted cash balance on the consolidated statement of cash flows.

Investments

Investments

Investments generally consist of securities with original maturities greater than three months and remaining maturities of less than one year, while long-term investments generally consist of securities with remaining maturities greater than one year. We determine the appropriate classification of our investments at the time of purchase and reevaluate such determination at each balance sheet date. All of our investments are classified as available-for-sale and carried at fair value, with the change in unrealized gains and losses reported as a separate component of other comprehensive income (loss) on the consolidated statements of operations and comprehensive loss and accumulated as a separate component of stockholders’ equity on the consolidated balance sheets. Interest income includes interest, amortization of purchase premiums and discounts, realized gains and losses on sales of securities and other-than-temporary declines in the fair value of investments, if any. The cost of securities sold is based on the specific-identification method. We monitor our investment portfolio for potential impairment on a quarterly basis. If the carrying amount of an investment in debt securities exceeds its fair value and the decline in value is determined to be other-than-temporary, the carrying amount of the security is reduced to fair value and a loss is recognized in operating results for the amount of such decline. In order to determine whether a decline in value is other-than-temporary, we evaluate, among other factors, the cause of the decline in value, including the creditworthiness of the security issuers, the number of securities in an unrealized loss position, the severity and duration of the unrealized losses, and our intent and ability to hold the security to maturity or forecast recovery. We mitigate our credit risk by investing in money market funds, U.S. treasury securities, U.S. government agency obligations, commercial paper and overnight repurchase agreement which limit the amount of investment exposure as to credit quality and maturity.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We use fair value measurements to record fair value adjustments to certain financial and non-financial assets and liabilities to determine fair value disclosures. The accounting standards define fair value, establish a framework for measuring fair value, and require disclosures about fair value measurements. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the principal or most advantageous market in which we would transact are considered along with assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. The accounting standard for fair value establishes a fair value hierarchy based on three levels of inputs, the first two of which are considered observable and the last unobservable, that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value are as follows:

•	Level 1 — Observable inputs, such as quoted prices in active markets for identical assets or liabilities;

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Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

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Level 3 — Valuations based on unobservable inputs to the valuation methodology and including data about assumptions market participants would use in pricing the asset or liability based on the best information available under the circumstances.

Property and Equipment, Net

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Computer equipment and software, lab equipment and furniture and fixtures, and manufacturing equipment is depreciated generally over 3, 5, and 7 years, respectively. Leasehold improvements are depreciated over the lesser of 15 years or the term of the lease. The cost of maintenance and repairs is expensed as incurred.

When property and equipment are retired or otherwise disposed of, the costs and accumulated depreciation are removed from the consolidated balance sheets and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss in the period realized.

Impairment of Long-Lived Assets

Impairment of Long-lived Assets

We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of long-lived assets may not be recoverable. Events and changes in circumstances considered important that could result in an impairment review of long-lived assets include (i) a significant decrease in the market price of a long-lived asset; (ii) a significant adverse change in the extent or manner in which a long-lived asset is being used or in its physical condition; (iii) a significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset, including an adverse action or assessment by a regulator; (iv) an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset; (v) a current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset; and (vi) a current expectation that, more likely than not (more than 50%), a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The impairment evaluation of long-lived assets includes an analysis of estimated future undiscounted net cash flows expected to be generated by the long-lived assets over their remaining estimated useful lives. If the estimate of future undiscounted net cash flows is insufficient to recover the carrying value of the long-lived assets over the remaining estimated useful lives, we record an impairment loss in the amount by which the carrying value of the long-lived assets exceeds the fair value. Fair value is generally measured based on discounted cash flow analysis.

Clinical Trial Accruals

Clinical Trial Accruals and Prepaid Expenses

Clinical trial costs are charged to research and development expense as incurred. We accrue for expenses resulting from contracts with clinical research organizations (CROs), consultants, and clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to us under such contracts. Our objective is to reflect the appropriate expense in the consolidated financial statements by matching the appropriate expenses with the period in which services and efforts are expended. In the event advance payments are made to a CRO, the payments will be recorded as a prepaid expense, which will be expensed as services are rendered.

The CRO contracts generally include pass-through fees including, but not limited to, regulatory expenses, investigator fees, travel costs and other miscellaneous costs. We determine accrual estimates through reports from and discussion with clinical personnel and outside services providers as to the progress or state of completion of trials, or the services completed. We estimate accrued expenses as of each balance sheet date based on the facts and circumstances known to us at that time. Our clinical trial accrual is dependent, in part, upon the receipt of timely and accurate reporting from the CROs and other third-party vendors.

Revenue

Revenue

Effective January 1, 2018, we adopted Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (ASC 606), using the full retrospective transition method. We elected to use certain practical expedients permitted related to adoption (Note 3) and the adoption of ASC 606 had no impact on our financial position, results of operations or liquidity. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under ASC 606, we recognize revenue when our customer obtains control of promised goods or services, in an amount that reflects the consideration which we expect to receive in exchange for those goods or services.

To determine revenue recognition for arrangements that we determine are within the scope of ASC 606, we perform the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) we satisfy a performance obligation. We only apply the five-step model to contracts when it is probable that we will collect the consideration we are entitled to in exchange for the goods or services we transfer to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, we assess the goods or services promised within the contract and determine those that are performance obligations and assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Licenses of intellectual property

If the license to our intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, we recognize revenue from non-refundable, up-front fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are determined to not represent distinct performance obligations, we utilize judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring proportional performance for purposes of recognizing revenue from non-refundable, up-front fees. We evaluate the measure of proportional performance each reporting period and, if necessary, adjust the measure of performance and related revenue recognition.

Milestone payments

At the inception of each arrangement that includes development, regulatory or commercial milestone payments, we evaluate whether the milestones are considered more likely than not of being reached and estimate the amount to be included in the transaction price. ASC 606 provides two alternatives to use when estimating the amount of variable consideration: the expected value method and the most likely amount method. Under the expected value method, an entity considers the sum of probability-weighted amounts in a range of possible consideration amounts. Under the most likely amount method, an entity considers the single most likely amount in a range of possible consideration amounts. Whichever method is used should be consistently applied throughout the life of the contract; however, it is not necessary for us to use the same approach for all contracts. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of us or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation (as determined to be appropriate) on a relative stand-alone selling price basis. We recognize revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, we re-evaluate the probability of achievement of each such milestone and any related constraint, and if necessary, adjusts our estimates of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment.

Royalties

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, we recognize revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Up-front payments and fees are recorded as deferred revenue upon receipt or when due, and may require deferral of revenue recognition to a future period until we perform our obligations under these arrangements. Amounts payable to us are recorded as accounts receivable when our right to consideration is unconditional. As a practical expedient, we do not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

Research and Development Expenditures

Research and Development Expense

Research and development expense are charged to operations as incurred. Research and development expense include, but are not limited to, personnel expenses, clinical trial supplies, fees for clinical trial services, manufacturing costs, consulting costs and allocated overhead, including rent, equipment, depreciation, and utilities. Assets acquired that are utilized in research and development that have no alternative future use are also expensed as incurred.

Income Taxes

Income Taxes

We account for income taxes under the asset and liability method. We estimate actual current tax exposure together with assessing temporary differences resulting from differences in accounting for reporting purposes and tax purposes for certain items, such as accruals and allowances not currently deductible for tax purposes. These temporary differences result in deferred tax assets and liabilities, which are included in our consolidated balance sheets. In general, deferred tax assets represent future tax benefits to be received when certain expenses previously recognized in our consolidated statements of operations and comprehensive loss become deductible expenses under applicable income tax laws or when net operating loss or credit carryforwards are utilized. Accordingly, realization of our deferred tax assets is dependent on future taxable income against which these deductions, losses and credits can be utilized.

We must assess the likelihood that our deferred tax assets will be recovered from future taxable income, and to the extent we believe that recovery is not likely, we establish a valuation allowance. Based on the available evidence, we are unable, at this time, to support the determination that it is more likely than not that our deferred tax assets will be utilized in the future. Accordingly, we recorded a full valuation allowance as of December 31, 2019 and 2018. We intend to maintain valuation allowances until sufficient evidence exists to support our reversal.

Stock-Based Compensation

Stock-Based Compensation

We have an equity compensation plan under which various types of stock-based awards including, but not limited to, stock option, restricted stock awards, and performance stock awards, may be granted to employees, non-employee directors, and non-employee consultants. We also have an inducement plan under which various types of stock-based awards, including stock options, restricted stock awards, and performance stock awards, may be granted to new employees.

We measure our stock-based awards using the estimated grant-date fair values. For stock options issued under the 2014 Equity Incentive Plan (“2014 EIP”) and the 2014 Inducement Plan (“2014 IN”), and shares purchased under the 2014 Employee Stock Purchase Plan (the “2014 ESPP”), fair values are determined using the Black-Scholes option pricing model. For restricted stock awards including performance stock awards subject to performance-based vesting conditions, the grant-date fair values are the closing prices of our common stocks on the grant dates. For performance stock awards subject to market-based vesting conditions, fair values are determined using the Monte Carlo simulation model.

For stock-based awards other than performance stock awards subject to performance-based vesting conditions, the value of the stock-based awards is recognized as compensation expense over the requisite service period (generally the vesting period). For performance stock awards subject to performance-based vesting conditions, the value of the stock-based awards is recognized as compensation expense when the performance condition is probable of achievement. Stock-based compensation expenses are classified in the consolidated statements of operations and comprehensive loss based on the functional area to which the related recipients belong. Forfeitures are recognized when they occur.

Effective July 1, 2018, we adopted ASU 2018-07, Compensation—Stock Compensation (Topic 718) using a retroactive approach. All non-employee stock-based awards granted prior to adoption were remeasured at fair value as of July 1, 2018. Before adoption, stock-based compensation expense related to stock options granted to non-employee consultants was recognized as the stock options are earned. All non-employee stock-based awards granted after adoption are measured at grant-date fair value. Refer to consolidated statements of stockholders’ equity for cumulative adjustments from adoption ASU 2018-07.

Derivative Liabilities

Derivative Liability

We bifurcated and separately accounted for derivative instruments related to payment provisions underlying a derivative liability. This derivative is accounted for as a liability, which will be remeasured to fair value as of each balance sheet date, with changes in fair value recognized in the consolidated statements of operations and comprehensive loss. We will continue to record adjustments to the fair value of the derivative liability associated with derivative liability until the remaining settlement payment has been paid.

Contingencies

Contingencies

From time to time, we may have certain contingent liabilities that arise in the ordinary course of business activities. We accrue a liability for such matters when it is probable that future expenditures will be made and can be reasonably estimated. We expect that contingencies related to regulatory approval milestones will only become probable once such regulatory outcome is achieved. We are not subject to any known current pending legal matters or claims that would have a material adverse effect on our financial position, results of operations or cash flows.

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share

Our basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding for the period, which includes the vested restricted stock awards. The diluted net loss per share is calculated by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, outstanding stock options, outstanding common stock warrants, unvested restricted stock awards including unvested performance stock awards are considered common stock equivalents, which were excluded from the computation of diluted net loss per share because including them would have been antidilutive.

Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40) Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The amendments in ASU 2018-15 align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). Accordingly, the amendments require an entity (customer) in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. ASU 2018-15 is effective for fiscal years beginning after December 15, 2019 with early adoption permitted. We adopted ASU 2018-15 on January 1, 2020 on a prospective basis.

Recent Accounting Pronouncements

The recent accounting pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and we do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our financial position or results of operations.

Recently Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases (Topic 842) which requires an entity to recognize right-of-use asset and lease liabilities arising from a lease for both financing and operating leases with terms greater than twelve months. In July 2018, the FASB issued ASU 2018-10, Leases (Topic 842), Codification Improvements and ASU 2018-11, Leases (Topic 842), Targeted Improvements, to provide additional guidance for the Topic 842 adoption. ASU 2018-10 clarifies certain provisions and corrects unintended applications of the guidance such as the application of implicit rate, lessee reassessment of lease classification, and certain transition adjustments that should be recognized to earnings rather than to stockholders’ equity. ASU 2018-11 provides an alternative transition method to allow entities initially applying Topic 842 at the adoption date, rather than at the beginning of the earliest comparative period presented, and recognizing the cumulative effect of applying the new standard as an adjustment to beginning retained earnings in the year of adoption while continuing to present all prior periods under previous lease accounting guidance. ASU 2018-11 also provides a number of optional practical expedients in transition. In March 2019, the FASB issued ASU 2019-01, Leases (Topic 842): Codification Improvements. We evaluated ASU 2019-01 in its entirety and determined that Issue 3, Transition disclosures related to Topic 250, Accounting Changes and Error Corrections, is the only provision that currently applies to us. Issue 3 of ASU 2019-01 exempts certain interim disclosures in the fiscal year of adoption. ASU 2018-11, ASU 2018-10, ASU 2016-02, and Issue 3 of ASU 2019-01 (collectively, “the new lease standards”) are effective for fiscal years beginning after December 15, 2018, with early adoption permitted. We have elected the transition method under ASU 2018-11 at the adoption date of January 1, 2019 on a modified retrospective basis and will not restate comparative periods. We have also elected all of the available practical expedients except the practical expedient allowing the use of hindsight in determining the lease term and assessing impairment of right-of-use assets based on all facts and circumstances through the effective date of the new standard. We have elected the recognition exemption for short-term leases for all leases that qualify. Under this exemption, we will not recognize right-of-use assets or lease liabilities for those leases that qualify as a short-term lease. For real estate leases, we did not elect the practical expedient to combine lease and non-lease components, therefore we account for lease and non-lease components separately. For equipment leases, lease and non-lease components are accounted for as a single lease component. We recognized $24.7 million and $28.2 million as total right-of-use assets and total lease liabilities, respectively, on our consolidated balance sheet as of January 1, 2019 for our existing operating lease agreements for the office and manufacturing spaces in Newark, California and equipment leases. The existing deferred rent liabilities of $3.5 million associated with the same lease agreements was reversed as of January 1, 2019.

Recent Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40) Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The amendments in ASU 2018-15 align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). Accordingly, the amendments require an entity (customer) in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. ASU 2018-15 is effective for fiscal years beginning after December 15, 2019 with early adoption permitted. We adopted ASU 2018-15 on January 1, 2020, on a prospective approach.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in ASU 2019-12 are intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU 2019-12 is effective for us beginning January 1, 2021 with early adoption permitted. We adopted ASU 2019-12 on December 31, 2019 and the adoption did not have a material impact on our consolidated financial statements.

Intangible Assets

Intangible Assets

Intangible assets acquired in asset acquisition are stated at cost, less accumulated amortization on the condensed consolidated balance sheets, and are amortized on a ratable basis over their useful life. Assets acquired as part of an asset acquisition that are considered to be in-process research and development are immediately expensed unless there is an alternative future use in other research and development projects.